Leases - Schedule of Finance Lease Assets (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Finance lease assets	$ 267,284	$ 267,284	$ 109,280
Accumulated depreciation	(106,912)	(87,337)	(17,672)
Finance lease assets, net of accumulated depreciation	$ 160,372	$ 179,947	$ 91,608